Leases - Schedule of Net Book Value of Assets Subject to Leases (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Property, Plant, and Equipment, Lessor Asset under Operating Lease [Line Items]
Lessor asset under operating lease, accumulated depreciation	$ 658	$ 296
Operating lease equipment, net	8,746	8,156
Railcars and locomotives
Property, Plant, and Equipment, Lessor Asset under Operating Lease [Line Items]
Operating lease equipment, net	7,966	7,433
Other equipment
Property, Plant, and Equipment, Lessor Asset under Operating Lease [Line Items]
Operating lease equipment, net	780	723
Off-lease rail equipment
Property, Plant, and Equipment, Lessor Asset under Operating Lease [Line Items]
Operating lease equipment, net	$ 253	$ 457